Summary of significant accounting policies - Basis of preparation (Details) € in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2017 EUR (€) employee	Dec. 31, 2017 EUR (€) agreement	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Jan. 19, 2018 EUR (€) shares	Nov. 06, 2017 EUR (€)	Nov. 05, 2017 EUR (€)	Mar. 06, 2015 EUR (€)	Dec. 31, 2014 EUR (€)
Summary of Significant Accounting Policies [Line Items]
Accumulated deficit	€ (189,850)	€ (189,850)	€ (116,201)	€ (120,002)
Profit (Loss) for the year		(74,826)	3,802	(35,069)
Net cash used in operating activities		(30,252)	3,548	(19,574)
Cash and cash equivalents	34,063	34,063	€ 77,969	€ 17,982					€ 13,471
Milestone payment receivable from Takeda	15,000	15,000
Negotiations to obtain loan from European Investment Bank	€ 25,000	€ 25,000
Maximum number of employee under InnovFin program of EIB | employee	3,000
Bonds issued						€ 18,000	€ 25,000	€ 25,000
Convertible debt						€ 18,000	€ 25,000	€ 25,000
Number of licensing agreements | agreement		1
Conversion of senior unsecured convertible bonds
Summary of Significant Accounting Policies [Line Items]
Number of Shares Issued for Conversion of Unsecured Bonds | shares					20,037,848
Bonds issued					€ 18,000
Convertible debt					€ 18,000